Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
Schedule of lease payment

Year	Annual lease amount	Payment due date
March 2002 to February 2012	RMB 25,000	Before December 2012
March 2012 to February 2017	RMB 25,000	Before December 2017
March 2017 to March 2025	RMB 25,000	Before December 2025

Year	Annual Lease Amount	Payment Due Date
March 2002 to February 2012	RMB 25,000	Before December 2012
March 2012 to February 2017	RMB 25,000	Before December 2017
March 2017 to March 2025	RMB 25,000	Before December 2025

Future minimum rental payments under the A’cheng lease
Twelve-month periods ending September 30:
2013	$3,947
2014	3,947
2015	3,947
2016	3,947
2017	3,947
Thereafter	29,438
Total	$49,173

Years Ending December 31:
2012	$3,928
2013	3,928
2014	3,928
2015	3,928
2016	3,928
Thereafter	32,405
Total	$52,045

Common Stock subject to each Founder’s Option
Name of Optionee	Number of Shares Subject to Option
Zhioguo Wang	20,103,475
Guifang Qi	2,488,737
Xingming Han	213,300

Name of Optionee	Number of Shares Subject to Option
Zhiguo Wang	20,103,475
Guifang Qi	2,488,737
Xingming Han	213,300

Maximum effect of exercise option

Shareholder	Number Shares Presently Held	Percentage of Issued Shares Presently Held	Number Shares Held Assuming Exercise of Founder’s Options	Percentage of Issued Shares Following Exercise of Founder’s Options
Zhiguo Wang	20,103,475	40.50%	40,206,950	55.23%
Guifang Qi	2,488,737	4.98%	4,977,474	6.84%
Xingming Han	213,300	0.43%	426,600	0.58%
All HDS Shareholders as a group (3 persons)	22,805,512	45.61%	45,611,024	62.65%

All other existing shareholders	27,194,488	54.39%	27,194,488	37.35%
Total	50,000,000	100.00%	72,805,512	100.00%

Shareholder	Number Shares Presently Held	Percentage of Issued Shares Presently Held	Number Shares Held Assuming Exercise of Founder’s Options	Percentage of Issued Shares Following Exercise of Founder’s Options
Zhiguo Wang	20,103,475	40.21%	40,206,950	55.23%
Guifang Qi	2,488,737	4.98%	4,977,474	6.84%
Xingming Han	213,300	0.43%	426,600	0.58%
All HDS Shareholders as a group (3 persons)	22,805,512	45.61%	45,611,024	62.65%
All other existing shareholders	27,194,488	54.39%	27,194,488	37.35%
Total	50,000,000	100.00%	72,805,512	100.00%